Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,014,945.80
Previously Paid Amount	0.00
Total Fee Amount	871.30
Total Offset Amount	386.37
Net Fee	$ 484.93
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A